Credit Risk - Summary of ECL Reconciliation for Retail Segment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 807
Net remeasurement of ECL on stage transfer	0
Assets derecognised - written off	0
Ending balance	863	£ 807
Recoveries net of collection costs	(40)	(42)	£ (54)
Income statement charge/(release) for the year	220	153	203
Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	160	124	36
Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	143
Ending balance	147	143
Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	307
Ending balance	348	307
Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	357
Ending balance	368	357
Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	310,948	300,286
Change in economic scenarios	0
Changes to model	0
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	0
New lending and assets purchased	43,257	58,381
Other	4,661	11,116
Assets derecognised - Redemptions and repayments	42,181	58,179
Assets derecognised - written off	363	656
Ending balance	316,322	310,948	300,286
Net movement in the year	5,374	10,662
Total exposure [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	195,805	192,126
Change in economic scenarios	0
Changes to model	0
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	0
New lending and assets purchased	37,723	34,051
Other	2,866	(9)
Assets derecognised - Redemptions and repayments	(29,638)	(30,113)
Assets derecognised - written off	(277)	(250)
Ending balance	206,479	195,805	192,126
Net movement in the year	10,674	3,679
Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	807	1,151
Change in economic scenarios	(19)	(16)
Changes to model	13	(7)
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	160	99
New lending and assets purchased	70	89
Other	183	165
Assets derecognised - Redemptions and repayments	102	140
Assets derecognised - written off	249	534
Ending balance	863	807	1,151
Net movement in the year	56	(344)
Charge/(release) to the Income Statement	305	190
Less: ECL relating to derecognised income	(14)
Recoveries net of collection costs	(71)	(36)
Income statement charge/(release) for the year	220	154
Expected credit loss [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	594	625
Change in economic scenarios	(36)	(18)
Changes to model	13	2
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	78	79
New lending and assets purchased	59	63
Other	166	67
Assets derecognised - Redemptions and repayments	(77)	(42)
Assets derecognised - written off	(206)	(182)
Ending balance	591	594	625
Net movement in the year	(3)	(31)
Charge/(release) to the Income Statement	203	151
Less: ECL relating to derecognised income	(9)
Recoveries net of collection costs	(34)	(27)
Income statement charge/(release) for the year	160	124
Financial instruments not credit-impaired [member] | Subject to 12-month ECL [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	296,363	285,133
Change in economic scenarios	0
Changes to model	0
Transfers from Stage 1 to Stage 2	(4,101)	(4,190)
Transfers from Stage 2 to Stage 1	3,458	3,325
Transfers to Stage 3	(361)	(445)
Transfers from Stage 3	10	17
Transfers of financial instruments	(994)	(1,293)
New lending and assets purchased	42,415	57,280
Other	4,195	11,021
Assets derecognised - Redemptions and repayments	40,379	55,778
Assets derecognised - written off	1
Ending balance	301,599	296,363	285,133
Net movement in the year	5,236	11,230
Financial instruments not credit-impaired [member] | Subject to 12-month ECL [member] | Stage 1 [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	183,031	178,978
Transfers from Stage 1 to Stage 2	(3,132)	(3,407)
Transfers from Stage 2 to Stage 1	3,289	2,992
Transfers to Stage 3	(322)	(403)
Transfers from Stage 3	11	15
Transfers of financial instruments	(154)	(803)
Net remeasurement of ECL on stage transfer	0
New lending and assets purchased	37,230	33,366
Other	2,670	(27)
Assets derecognised - Redemptions and repayments	(27,924)	(28,483)
Assets derecognised - written off	(1)
Ending balance	194,852	183,031	178,978
Net movement in the year	11,821	4,053
Financial instruments not credit-impaired [member] | Subject to 12-month ECL [member] | Stage 2 [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		10,885
Ending balance			10,885
Financial instruments not credit-impaired [member] | Subject to 12-month ECL [member] | Stage 3 [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		2,263
Transfers to Stage 3		972
Ending balance			2,263
Financial instruments not credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,013	12,110
Change in economic scenarios	0
Changes to model	0
Transfers from Stage 1 to Stage 2	4,101	4,190
Transfers from Stage 2 to Stage 1	(3,458)	(3,325)
Transfers to Stage 3	(595)	(603)
Transfers from Stage 3	516	443
Transfers of financial instruments	564	705
New lending and assets purchased	827	1,084
Other	295	(173)
Assets derecognised - Redemptions and repayments	1,344	1,713
Assets derecognised - written off	1
Ending balance	12,354	12,013	12,110
Net movement in the year	341	(97)
Financial instruments not credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 2 [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,520
Transfers from Stage 1 to Stage 2	3,132	3,407
Transfers from Stage 2 to Stage 1	(3,289)	(2,992)
Transfers to Stage 3	(500)	(569)
Transfers from Stage 3	509	438
Transfers of financial instruments	(148)	284
Net remeasurement of ECL on stage transfer	0
New lending and assets purchased	479	670
Other	68	(125)
Assets derecognised - Redemptions and repayments	(1,265)	(1,194)
Assets derecognised - written off	(1)
Ending balance	9,653	10,520
Net movement in the year	(867)	(365)
Financial instruments not credit-impaired [member] | Stage 1 ECL [member] | Subject to 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	143	176
Change in economic scenarios	5	4
Changes to model	0	(1)
Transfers from Stage 1 to Stage 2	(11)	(11)
Transfers from Stage 2 to Stage 1	74	68
Transfers to Stage 3	(2)	(8)
Transfers from Stage 3	1	6
Transfers of financial instruments	62	55
Net remeasurement of ECL on stage transfer	(66)	(63)
New lending and assets purchased	29	43
Other	6	(27)
Assets derecognised - Redemptions and repayments	32	44
Ending balance	147	143	176
Net movement in the year	4	(33)
Charge/(release) to the Income Statement	4	(33)
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	(10)
Income statement charge/(release) for the year	(6)	(33)
Financial instruments not credit-impaired [member] | Stage 1 ECL [member] | Subject to 12-month ECL [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	96
Change in economic scenarios	(3)	(1)
Changes to model	0	(1)
Transfers from Stage 1 to Stage 2	(8)	(7)
Transfers from Stage 2 to Stage 1	69	58
Transfers to Stage 3	(2)	(7)
Transfers from Stage 3	1	5
Transfers of financial instruments	60	49
Net remeasurement of ECL on stage transfer	(61)	(54)
New lending and assets purchased	23	26
Other	6	(19)
Assets derecognised - Redemptions and repayments	(23)	(14)
Assets derecognised - written off	0
Ending balance	98	96
Net movement in the year	2	(14)
Charge/(release) to the Income Statement	2	(14)
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	(2)
Income statement charge/(release) for the year	0	(14)
Financial instruments not credit-impaired [member] | Stage 1 ECL [member] | Subject to Lifetime ECL [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		110
Ending balance			110
Financial instruments not credit-impaired [member] | Stage 2 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	307	284
Change in economic scenarios	(15)	(12)
Changes to model	0	2
Transfers from Stage 1 to Stage 2	11	11
Transfers from Stage 2 to Stage 1	(74)	(68)
Transfers to Stage 3	(24)	(23)
Transfers from Stage 3	23	27
Transfers of financial instruments	(64)	(53)
Net remeasurement of ECL on stage transfer	130	83
New lending and assets purchased	32	34
Other	(14)	(16)
Assets derecognised - Redemptions and repayments	28	15
Assets derecognised - written off	0
Ending balance	348	307	284
Net movement in the year	41	23
Charge/(release) to the Income Statement	41	23
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	(15)
Income statement charge/(release) for the year	26	23
Financial instruments not credit-impaired [member] | Stage 2 ECL [member] | Subject to Lifetime ECL [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	269	247
Change in economic scenarios	(24)	(9)
Changes to model	0	2
Transfers from Stage 1 to Stage 2	8	7
Transfers from Stage 2 to Stage 1	(69)	(58)
Transfers to Stage 3	(20)	(22)
Transfers from Stage 3	23	26
Transfers of financial instruments	(58)	(47)
Net remeasurement of ECL on stage transfer	76	73
New lending and assets purchased	27	26
Other	(2)	(14)
Assets derecognised - Redemptions and repayments	(20)	(9)
Assets derecognised - written off	0
Ending balance	268	269	247
Net movement in the year	(1)	22
Charge/(release) to the Income Statement	(1)	22
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	0
Income statement charge/(release) for the year	(1)	22
Financial instruments not credit-impaired [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		268
Transfers to Stage 3		29
Ending balance			268
Financial instruments credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,572	3,043
Change in economic scenarios	0
Changes to model	0
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	956	1,048
Transfers from Stage 3	(526)	(460)
Transfers of financial instruments	430	588
New lending and assets purchased	15	17
Other	171	268
Assets derecognised - Redemptions and repayments	458	688
Assets derecognised - written off	361	656
Ending balance	2,369	2,572	3,043
Net movement in the year	(203)	(471)
Financial instruments credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 3 [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,254
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	822
Transfers from Stage 3	(520)	(453)
Transfers of financial instruments	302	519
Net remeasurement of ECL on stage transfer	0
New lending and assets purchased	14	15
Other	128	143
Assets derecognised - Redemptions and repayments	(449)	(436)
Assets derecognised - written off	(275)	(250)
Ending balance	1,974	2,254
Net movement in the year	(280)	(9)
Financial instruments credit-impaired [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	357	691
Change in economic scenarios	(9)	(8)
Changes to model	13	(8)
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	26	31
Transfers from Stage 3	(24)	(33)
Transfers of financial instruments	2	(2)
Net remeasurement of ECL on stage transfer	96	79
New lending and assets purchased	9	12
Other	191	208
Assets derecognised - Redemptions and repayments	42	81
Assets derecognised - written off	249	534
Ending balance	368	357	£ 691
Net movement in the year	11	(334)
Charge/(release) to the Income Statement	260	200
Less: ECL relating to derecognised income	(14)
Recoveries net of collection costs	(46)	(36)
Income statement charge/(release) for the year	200	164
Financial instruments credit-impaired [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member] | Retail banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	229
Change in economic scenarios	(9)	(8)
Changes to model	13	1
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	22
Transfers from Stage 3	(24)	(31)
Transfers of financial instruments	(2)	(2)
Net remeasurement of ECL on stage transfer	63	60
New lending and assets purchased	9	11
Other	162	100
Assets derecognised - Redemptions and repayments	(34)	(19)
Assets derecognised - written off	(206)	(182)
Ending balance	225	229
Net movement in the year	(4)	(39)
Charge/(release) to the Income Statement	202	143
Less: ECL relating to derecognised income	(9)
Recoveries net of collection costs	(32)	(27)
Income statement charge/(release) for the year	£ 161	£ 116